Acquisitions and Divestitures - Divestitures (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2015
Pressurized Polyurethane Foam Adhesives Business Member
Divestiture Information
Annual sales of divested business	$ 20
Library Systems And Faab Fabricauto In Aggregate Member
Divestiture Information
Aggregate selling price relative to the divestiture transaction			$ 104
Aggregate net pre-tax gain on sale			40
Aggregate net after tax gain on sale			$ 10
Static Control Business Member
Divestiture Information
Annual sales of divested business		$ 46